Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Service Revenues
Consumer mobile security	$ 67,938,000		$ 36,202,000		$ 15,268,000
Enterprise mobility	3,249,000		0		0
Mobile games and advertising	664,000		0		0
Other services	10,614,000		4,469,000		2,427,000
Product Revenues
Enterprise mobility	9,303,000		0		0
Total net revenues	91,768,000		40,671,000		17,695,000
Cost of revenues
Cost of services	(16,773,000)		(8,057,000)		(5,193,000)
Cost of products sold	(8,966,000)		0		0
Total cost of revenues	(25,739,000)		(8,057,000)		(5,193,000)
Gross profit	66,029,000		32,614,000		12,502,000
Operating expenses
Selling and marketing expenses	(17,396,000)		(7,955,000)		(4,436,000)
General and administrative expenses	(36,776,000)		(14,024,000)		(14,750,000)
Research and development expenses	(9,585,000)		(5,095,000)		(2,959,000)
Total operating expenses	(63,757,000)		(27,074,000)		(22,145,000)
(Loss)/Income from operations	2,272,000		5,540,000		(9,643,000)
Interest income	3,193,000		1,342,000		234,000
Realized (loss)/gain on available-for-sale investments	0		29,000		(102,000)
Foreign exchange (loss)/gain, net	67,000		3,011,000		(46,000)
Gain on change of interest in associate	943,000		0		0
Other income, net	3,364,000		306,000		135,000
(Loss)/Income before income taxes	9,839,000		10,228,000		(9,422,000)
Income tax expense	(420,000)		(97,000)		(401,000)
Share of (loss)/profit from associate	543,000		119,000		(7,000)
Net (loss)/income	9,962,000		10,250,000		(9,830,000)
Net loss/(income) attributable to non-controlling interest	(532,000)		1,000		3,000
Net (loss)/income attributable to NQ Mobile Inc.	9,430,000		10,251,000		(9,827,000)
Accretion of redeemable convertible preferred shares	0		(535,000)		(1,533,000)
Beneficial conversion feature of redeemable convertible preferred shares	0		0		(5,693,000)
Allocation of net income to participating preferred shareholders	0		(1,595,000)		0
Net (loss)/income attributable to common shareholders	9,430,000		8,121,000		(17,053,000)
Net (loss)/income	9,962,000		10,250,000		(9,830,000)
Other comprehensive income
Foreign currency translation adjustments	390,000		1,249,000		689,000
Disposal of available-for-sale investments	0		0		(42,000)
Other comprehensive income	390,000		1,249,000		647,000
Comprehensive (loss)/income	10,352,000		11,499,000		(9,183,000)
Comprehensive loss/(income) attributable to non-controlling interest	(532,000)		1,000		3,000
Comprehensive (loss)/income attributable to NQ Mobile Inc.	9,820,000		11,500,000		(9,180,000)
Cost of Revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	214,000		130,000		19,000
Selling and Marketing Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	2,342,000		1,923,000		102,000
General and Administrative Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	20,534,000		7,895,000		12,299,000
Research and Development Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 1,453,000		$ 724,000		$ 146,000
Class A and Class B Common Share [Member]
Net (loss)/earnings per share
Net (loss)/earnings per share, basic	$ 0.04	[1]	$ 0.05	[1]	$ (0.34)	[1]
Net (loss)/earnings per share, diluted	$ 0.04	[1]	$ 0.04	[1]	$ (0.34)	[1]
Weighted average number of shares outstanding:
Basic	235,257,651		173,373,462		49,683,230
Diluted	255,722,551		193,537,974		49,683,230
ADS [Member]
Net (loss)/earnings per share
Net (loss)/earnings per share, basic	$ 0.20	[2]	$ 0.23	[2]	$ (1.72)	[2]
Net (loss)/earnings per share, diluted	$ 0.18	[2]	$ 0.21	[2]	$ (1.72)	[2]
Weighted average number of shares outstanding:
Basic	47,051,530		34,674,692		9,936,646
Diluted	51,144,510		38,707,594		9,936,646

[1]	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes.
[2]	The Company was listed on May 5, 2011 with issuance of a total of 7,750,000 American Depositary Shares ("ADSs") at a public offering price of $11.50 per ADS. Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the year ended December 31, 2010 were calculated using the same conversion ratio assuming the ADSs existed during these periods.